Stockholders' Loans (Details Narrative) (10-K) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 06, 2018	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Carrying value of loans			$ 128,000	$ 116,000
Financing expenses on loan			$ 5,000	$ 4,000
2015 Loans [Member]
Debt instrument interest rate			2.56%	2.62%
Terms of agreement			Under the original loan terms, the aggregate loan amount is payable to the lenders by the Company only upon the approval of the Company's board of directors that the Company's profits reached an amount of US$ 0.5 million and upon such terms and in such installments as shall be determined by the Compan's board of directors.
Carrying value of loans			$ 35,000	$ 28,000
2017 Loans [Member]
Debt instrument interest rate			2.56%	2.62%
Terms of agreement			Under the original loan terms, the aggregate loan amount are repayable by the Company upon the closing of an investment in the Company with proceeds greater than US$ 500 thousand.
Carrying value of loans			$ 3,500	$ 3,000
Debt instrument maturity date		Dec. 31, 2023
2018 CLA [Member]
Terms of agreement	In case of an Exit event, as described in the 2018 CLA, the loan and all accrued interest will be either converted to shares or repaid at 200% of the outstanding amount all as per the Majority lenders decision.
Debt instrument maturity date		Dec. 31, 2023
Debt instrument interest rate description	In accordance with 2018 CLA, the loan bears interest at a rate per annum equal to three percent (3%) compounded and accrued annually, and was originally repayable on December 31, 2018, or later date as determined by the shareholders representing more than 80% of IR. Med Ltd.'s issued and outstanding shares who has also provided loans with terms similar to the terms of the agreement ('Majority Lenders'), unless earlier converted to shares.